                                     PART A

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford Global Advisers Fund Sub-Account                   Class IA of Hartford Global Advisers HLS
                                                              Fund, Inc.
  Hartford Global Leaders Fund Sub-Account                    Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account                 Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT The George Putnam Fund of Boston              Class IA of Putnam VT The George Putnam Fund of
  Sub-Account                                             Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
                                                          of Putnam Variable Trust
  Putnam VT Global Equity Fund Sub-Account                Class IA of Putnam VT Global Equity Fund of Putnam
                                                          Variable Trust
  Putnam VT Growth and Income Fund Sub-Account            Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account              Class IA of Putnam VT Health Sciences Fund of Putnam
                                                          Variable Trust
  Putnam VT High Yield Fund Sub-Account                   Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Fund Sub-Account                       Class IA of Putnam VT Income Fund of Putnam
                                                          Variable Trust
  Putnam VT International Growth Fund Sub-Account         Class IA of Putnam VT International Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth and
  Account                                                 Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account                                                 Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                    Class IA of Putnam VT Investors Fund of Putnam
                                                          Variable Trust
  Putnam VT Money Market Fund Sub-Account                 Class IA of Putnam VT Money Market Fund of Putnam
                                                          Variable Trust
  Putnam VT New Opportunities Fund Sub-Account            Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                    Class IA of Putnam VT New Value Fund of Putnam
                                                          Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                          Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
                                                          Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                        Class IA of Putnam VT Vista Fund of Putnam Variable
                                                          Trust
  Putnam VT Voyager Fund Sub-Account                      Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP II Asset Manager(SM) Portfolio             Initial Class of Fidelity VIP II Asset Manager
  Sub-Account                                             Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account             Initial Class of Fidelity VIP Overseas Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: DECEMBER 30, 2002

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL II                                          9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 17
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your policy's death benefit.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes".

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end sales load                       When you pay premium.                      Maximum Charge: (1)
                                                                                      50% of each Premium Payment.
Tax Charge on Premium Payment              When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of premium tax
                                                                                      charge is generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Federal Tax Charge                         When you pay premium.                      1.25% of each premium payment.
Premium Processing Charge                  When you pay premium.                      1.25% of each premium payment.
Unscheduled Face Amount Increase Fee       Each month for five (5) years beginning    Maximum Charge
                                           on the effective date of any unscheduled   The monthly fee is $0.05 per $1,000 of
                                           increase in Face Amount you request.       Face Amount increase.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.
Loan Interest Rate                         Monthly if you have taken a loan on your   6% (2)
                                           policy.

(1)_The Front-End Sales Load is based on the amount of premium paid in relation to the Target Premium and the policy year in which it is paid.

____Premiums paid up to the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                             50%
  2-5                                                                           15%
  6-10                                                                          10%
  11-20                                                                          2%
  20+                                                                            2%

____Premiums paid in excess of the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                              9%
  2-10                                                                           4%
  11-20                                                                          2%
  20+                                                                            2%

(2)_Loan Accounts are credited with interest at an annual rate of 4% for the first ten policy years. Thereafter, the rate will be 5%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.00 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year.
                                                                                      Maximum Charge
                                                                                      $1.32 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year.
                                                                                      Charge for representative insureds
                                                                                      $0.01 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old male preferred
                                                                                      non-smokers and two 65-year-old female
                                                                                      preferred non-smokers in the first year.
Mortality and Expense Risk Charge          Monthly.                                   Policy Years 1-10:
                                                                                      0.80% (annualized) of Sub-Account Value.
                                                                                      Policy Years 11-20:
                                                                                      0.50% (annualized) of Sub-Account Value.
                                                                                      Policy Years 21+:
                                                                                      0.25% (annualized) of Sub-Account Value.
Administrative Charge                      Monthly.                                   Maximum Charge:
                                                                                      $10 per month plus $0.03 per month per
                                                                                      $1,000 of Face Amount at the policy
                                                                                      issue date.
Issue Charge                               Each month for the first five policy       Maximum Charge
                                           years.                                     $20 plus $0.05 per $1,000 of the Initial
                                                                                      Face Amount.
Single Life Yearly Renewable Term Life     Monthly.                                   Minimum Charge
Insurance Rider(1)                                                                    $0.25 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year
                                                                                      Maximum Charge
                                                                                      $14.96 per $1,000 of the net amount at
                                                                                      risk for a 85-year-old male smoker in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $3.05 per $1,000 of the net amount at
                                                                                      risk for a 65-year-old male in the first
                                                                                      year
Estate Protection Rider(1)                 Monthly.                                   Minimum Charge
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers in the first year
                                                                                      Maximum Charge
                                                                                      $2.89 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old males in the
                                                                                      first year
Last Survivor Exchange Option Rider        Monthly.                                   No Charge.
Maturity Value Extension Rider             Monthly.                                   No Charge.

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for a personal illustration.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.24%
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

                                                                              12B-1 DISTRIBUTION              TOTAL FUND
                                                                                    AND/OR          OTHER     OPERATING
                                                            MANAGEMENT FEES     SERVICING FEES     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                                0.66%               0.25%           0.04%       0.95%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                  0.80%               0.25%           0.03%       1.08%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                       0.37%               0.25%           0.01%       0.63%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                                0.33%               0.25%           0.02%       0.60%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                       0.63%                N/A            0.03%       0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                           0.48%                N/A            0.03%       0.51%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                           0.63%                N/A            0.05%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                            0.65%                N/A            0.03%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                0.76%                N/A            0.10%       0.86%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                 0.74%                N/A            0.07%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                              0.85%                N/A            0.04%       0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                              0.75%                N/A            0.04%       0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          0.40%                N/A            0.03%       0.43%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                    0.70%                N/A            0.11%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                         0.67%                N/A            0.03%       0.70%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   0.45%                N/A            0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                            0.45%                N/A            0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                  0.72%                N/A            0.04%       0.76%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                          0.46%                N/A            0.03%       0.49%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                0.68%                N/A            0.11%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                       0.65%                N/A            0.11%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                           0.67%                N/A            0.17%       0.84%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                                     0.71%                N/A            0.11%       0.82%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 0.46%                N/A            0.05%       0.51%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                   0.70%                N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                        0.67%                N/A            0.09%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                            0.60%                N/A            0.08%       0.68%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                              0.76%                N/A            0.18%       0.94%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   0.80%                N/A            0.18%       0.98%
------------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                              12B-1 DISTRIBUTION              TOTAL FUND
                                                                                    AND/OR          OTHER     OPERATING
                                                            MANAGEMENT FEES     SERVICING FEES     EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                   1.00%                N/A            0.24%       1.24%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                         0.60%                N/A            0.06%       0.66%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                      0.40%                N/A            0.05%       0.45%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 0.54%                N/A            0.05%       0.59%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                         0.70%                N/A            0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                             0.70%                N/A            0.15%       0.85%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                       0.66%                N/A            0.07%       0.73%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                             0.61%                N/A            0.06%       0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                           0.53%                N/A            0.04%       0.57%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager-SM- Portfolio                      0.53%                N/A            0.11%       0.64%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                         0.48%                N/A            0.10%       0.58%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                              0.73%                N/A            0.19%       0.92%
------------------------------------------------------------------------------------------------------------------------

(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/19/02       AA     Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of
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publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.
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HARTFORD LIFE INSURANCE COMPANY                                               11
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PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

FIDELITY VIP II ASSET MANAGER(SM) PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

FMR normally invests at least 30% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and
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variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium; and

- the policy year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;
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HARTFORD LIFE INSURANCE COMPANY                                               13
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Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. For policy years 11 through 20, the current and maximum rate is 0.50%, which is reduced to 0.25% after policy year 20.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the policy issue date, paid in policy years 1 through 10. The charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Face Amount at the policy issue date.

ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Optional Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the
Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.
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14                                               HARTFORD LIFE INSURANCE COMPANY
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.
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HARTFORD LIFE INSURANCE COMPANY                                               15
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TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar
Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, sthe amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5%
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16                                               HARTFORD LIFE INSURANCE COMPANY
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per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the second insured regardless of the age of either insured, subject to the conditions stated in the rider. Extending the maturity date requires your written consent. If the maturity date is extended under this rider, the death benefit will be reduced to the Account Value and we will not accept any new premium payments.

Riders may not be available in all states.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional
Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of
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18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:
- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of policy year five.

If the death benefit guarantee is in effect, payment of the Face Amount upon the death of the last surviving insured will be guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.

The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4% during the first
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20                                               HARTFORD LIFE INSURANCE COMPANY
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ten policy years. Thereafter, the rate will be 5%. For preferred loans, the rate is 6%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail the you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

At the end of the grace period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE
ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be

HARTFORD LIFE INSURANCE COMPANY                                               21
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taxed as a "regulated investment company" under Subchapter M of the Code.
Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax
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22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE
IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Hartford Life is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

Hartford Life is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although Hartford Life believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to Hartford Life's statutory surplus and capital and potentially increase the death benefit costs incurred by Hartford Life in the future. The arbitration hearing began in October 2002.

There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5% and a Face Amount equal to the initial Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

26                                               HARTFORD LIFE INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: DECEMBER 30, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 30, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                             3
 -------------------------------------------------------------------------------
 SERVICES                                                                    3
 -------------------------------------------------------------------------------
 EXPERTS                                                                     3
 -------------------------------------------------------------------------------
 DISTRIBUTION OF POLICIES                                                    3
 -------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                        4
 -------------------------------------------------------------------------------
 PERFORMANCE DATA                                                            5
 -------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 -------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. For Policy Years 11 and later, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been:
2001: $63,422; 2000: $62,133; 1999: $246,584.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

FRONT-END SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on the amount of premium paid in relation to the Target Premium and the Policy Year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by Your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will effective on the date shown on the new policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the front-end sales load, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund, and Hartford Global Technology HLS Fund Sub-Accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            Arthur Andersen LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......   $6,332,898         --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......      --          $18,389,003
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......      --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......      --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......      --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......      --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......      --              --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......      --              --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......      --              --
  Due from Hartford Life
   Insurance Company.....      --               62,127
  Receivable from fund
   shares sold...........      110,302         --
  Other assets...........      --              --
                            ----------     -----------
  Total Assets...........    6,443,200      18,451,130
                            ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      110,302         --
  Payable for fund shares
   purchased.............      --               62,127
  Other liabilities......           30           1,166
                            ----------     -----------
  Total Liabilities......      110,332          63,293
                            ----------     -----------
  Net Assets (variable
   life contract
   liabilities)..........   $6,332,868     $18,387,837
                            ==========     ===========
  Units Owned by
   Participants..........    3,575,248       5,996,456
  Unit Values............   $ 1.771309     $  3.066451

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                           HARTFORD           HARTFORD
                           MONEY MARKET      HARTFORD           CAPITAL            MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     FUND SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ----------------  -------------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......      --              --                --                 --                  --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......      --              --                --                 --                  --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......   $8,284,820         --                --                 --                  --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......      --           $12,270,213          --                 --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......      --              --             $24,559,584           --                  --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......      --              --                --                $ 565,204            --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......      --              --                --                 --              $17,912,972
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......      --              --                --                 --                  --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......      --              --                --                 --                  --
  Due from Hartford Life
   Insurance Company.....       46,573           14,789            20,001           --                   12,823
  Receivable from fund
   shares sold...........      --              --                --                  138,377            --
  Other assets...........        1,515               10               310           --                  --
                            ----------      -----------       -----------          ---------        -----------
  Total Assets...........    8,332,908       12,285,012        24,579,895            703,581         17,925,795
                            ----------      -----------       -----------          ---------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                --                  138,377            --
  Payable for fund shares
   purchased.............       46,573           14,789            20,001           --                   12,823
  Other liabilities......      --              --                --                        1              3,685
                            ----------      -----------       -----------          ---------        -----------
  Total Liabilities......       46,573           14,789            20,001            138,378             16,508
                            ----------      -----------       -----------          ---------        -----------
  Net Assets (variable
   life contract
   liabilities)..........   $8,286,335      $12,270,223       $24,559,894          $ 565,203        $17,909,287
                            ==========      ===========       ===========          =========        ===========
  Units Owned by
   Participants..........    5,496,718        4,830,074         6,874,573            326,119          6,296,682
  Unit Values............   $ 1.507506      $  2.540380       $  3.572570          $1.733120        $  2.844242

                               HARTFORD          HARTFORD
                             INTERNATIONAL     DIVIDEND AND
                           OPPORTUNITIES HLS  GROWTH HLS FUND
                           FUND SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 5,526,306
      Cost $5,940,657
      Market Value.......       --                 --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 3,883,219
      Cost $21,409,735
      Market Value.......       --                 --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 8,284,820
      Cost $8,284,820
      Market Value.......       --                 --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 5,235,557
      Cost $13,542,674
      Market Value.......       --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 6,178,820
      Cost $27,846,017
      Market Value.......       --                 --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
      Shares 489,635
      Cost $542,148
      Market Value.......       --                 --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 5,630,528
      Cost $17,347,278
      Market Value.......       --                 --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 5,375,126
      Cost $7,032,245
      Market Value.......     $5,123,548           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 5,924,108
      Cost $11,326,848
      Market Value.......       --              $11,135,967
  Due from Hartford Life
   Insurance Company.....         14,508            173,015
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                 --
                              ----------        -----------
  Total Assets...........      5,138,056         11,308,982
                              ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............         14,508            173,015
  Other liabilities......            140                237
                              ----------        -----------
  Total Liabilities......         14,648            173,252
                              ----------        -----------
  Net Assets (variable
   life contract
   liabilities)..........     $5,123,408        $11,135,730
                              ==========        ===========
  Units Owned by
   Participants..........      3,200,254          4,268,131
  Unit Values............     $ 1.600938        $  2.609041

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 243,553
      Cost $321,587
      Market Value.......     $ 285,525          --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 95,876
      Cost $101,558
      Market Value.......       --              $  96,520
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 1,470,061
      Cost $2,354,167
      Market Value.......       --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 1,071,054
      Cost $2,329,104
      Market Value.......       --               --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 428,372
      Cost $9,862,758
      Market Value.......       --               --
    Fidelity VIP Overseas
     Portfolio
      Shares 208,286
      Cost $4,437,616
      Market Value.......       --               --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 136,188
      Cost $2,281,161
      Market Value.......       --               --
  Due from Hartford Life
   Insurance Company.....       --               --
  Receivable from fund
   shares sold...........       --               --
  Other assets...........             3          --
                              ---------         ---------
  Total Assets...........       285,528            96,520
                              ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --
  Payable for fund shares
   purchased.............       --               --
  Other liabilities......       --               --
                              ---------         ---------
  Total Liabilities......       --               --
                              ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........     $ 285,528         $  96,520
                              =========         =========
  Units Owned by
   Participants..........       234,620            88,865
  Unit Values............     $1.216983         $1.086141

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 243,553
      Cost $321,587
      Market Value.......      --             --           --             --             --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 95,876
      Cost $101,558
      Market Value.......      --             --           --             --             --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 1,470,061
      Cost $2,354,167
      Market Value.......   $1,958,207        --           --             --             --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 1,071,054
      Cost $2,329,104
      Market Value.......      --         $2,241,868       --             --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 428,372
      Cost $9,862,758
      Market Value.......      --             --        $9,745,472        --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 208,286
      Cost $4,437,616
      Market Value.......      --             --           --          $2,891,012        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 136,188
      Cost $2,281,161
      Market Value.......      --             --           --             --           $1,976,086
  Due from Hartford Life
   Insurance Company.....        9,672       170,156         6,056          3,969        --
  Receivable from fund
   shares sold...........      --             --           --                 521        --
  Other assets...........            2             4       --                 639        --
                            ----------    ----------    ----------     ----------      ----------
  Total Assets...........    1,967,881     2,412,028     9,751,528      2,896,141       1,976,086
                            ----------    ----------    ----------     ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --           --             --             --
  Payable for fund shares
   purchased.............        9,672       170,156         6,056        --             --
  Other liabilities......      --             --             3,491        --                6,493
                            ----------    ----------    ----------     ----------      ----------
  Total Liabilities......        9,672       170,156         9,547        --                6,493
                            ----------    ----------    ----------     ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,958,209    $2,241,872    $9,741,981     $2,896,141      $1,969,593
                            ==========    ==========    ==========     ==========      ==========
  Units Owned by
   Participants..........    1,484,164     1,106,917     4,538,187      2,082,364       1,098,649
  Unit Values............   $ 1.319402    $ 2.025330    $ 2.146668     $ 1.390795      $ 1.792741

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 19,639
      Cost $222,444
      Market Value.......   $ 102,513        --
    Putnam VT Diversified
     Income Fund
      Shares 78,393
      Cost $772,895
      Market Value.......      --        $  690,641
    The George Putnam
     Fund of Boston
      Shares 16,487
      Cost $172,105
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 267,101
      Cost $4,739,563
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 555,147
      Cost $9,104,260
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 677,335
      Cost $17,468,647
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 33,250
      Cost $408,251
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --                 2
                            ---------    ----------
  Total Assets...........     102,513       690,643
                            ---------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                            ---------    ----------
  Total Liabilities......      --            --
                            ---------    ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 102,513    $  690,643
                            =========    ==========
  Units Owned by
   Participants..........      10,871        51,117
  Unit Values............   $9.429624    $13.510984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               PUTNAM VT         PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET    GLOBAL GROWTH   GROWTH AND      HEALTH
                            FUND OF BOSTON    ALLOCATION FUND      FUND       INCOME FUND   SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  ------------  -------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 19,639
      Cost $222,444
      Market Value.......       --                 --              --             --            --
    Putnam VT Diversified
     Income Fund
      Shares 78,393
      Cost $772,895
      Market Value.......       --                 --              --             --            --
    The George Putnam
     Fund of Boston
      Shares 16,487
      Cost $172,105
      Market Value.......     $  176,903           --              --             --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 267,101
      Cost $4,739,563
      Market Value.......       --              $3,573,817         --             --            --
    Putnam VT Global
     Growth Fund
      Shares 555,147
      Cost $9,104,260
      Market Value.......       --                 --           $5,185,073        --            --
    Putnam VT Growth and
     Income Fund
      Shares 677,335
      Cost $17,468,647
      Market Value.......       --                 --              --         $15,958,020       --
    Putnam VT Health
     Sciences Fund
      Shares 33,250
      Cost $408,251
      Market Value.......       --                 --              --             --         $  390,693
  Due from Hartford Life
   Insurance Company.....       --                 --              --             194,116       --
  Receivable from fund
   shares sold...........        130,949           --                2,746        --            --
  Other assets...........              3               316             349        --            --
                              ----------        ----------      ----------    -----------    ----------
  Total Assets...........        307,855         3,574,133       5,188,168     16,152,136       390,693
                              ----------        ----------      ----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        130,949           --                2,746        --            --
  Payable for fund shares
   purchased.............       --                 --              --             194,116       --
  Other liabilities......       --                 --              --               1,614             3
                              ----------        ----------      ----------    -----------    ----------
  Total Liabilities......        130,949           --                2,746        195,730             3
                              ----------        ----------      ----------    -----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........     $  176,906        $3,574,133      $5,185,422    $15,956,406    $  390,690
                              ==========        ==========      ==========    ===========    ==========
  Units Owned by
   Participants..........         15,137           176,366         269,345        606,768        32,308
  Unit Values............     $11.687147        $20.265402      $19.251979    $ 26.297364    $12.092641

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 366,922
      Cost $4,237,503
      Market Value.......    $2,961,064         --
    Putnam VT Income Fund
      Shares 175,625
      Cost $2,224,204
      Market Value.......       --          $2,221,655
    Putnam VT
     International Growth
     Fund
      Shares 205,962
      Cost $3,354,253
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 19,439
      Cost $230,681
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 11,895
      Cost $270,042
      Market Value.......       --              --
    Putnam VT Investors
     Fund
      Shares 49,958
      Cost $565,853
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
      Shares 678,279
      Cost $678,279
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       --              --
  Receivable from fund
   shares sold...........       --             258,258
  Other assets...........             7         --
                             ----------     ----------
  Total Assets...........     2,961,071      2,479,913
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             258,258
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --                  79
                             ----------     ----------
  Total Liabilities......       --             258,337
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $2,961,071     $2,221,576
                             ==========     ==========
  Units Owned by
   Participants..........       188,722        132,824
  Unit Values............    $15.690083     $16.725709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM VT         PUTNAM VT              PUTNAM VT
                           INTERNATIONAL  INTERNATIONAL GROWTH      INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND     AND INCOME FUND     NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------------  ----------------------  --------------  -----------------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 366,922
      Cost $4,237,503
      Market Value.......       --              --                    --                    --               --
    Putnam VT Income Fund
      Shares 175,625
      Cost $2,224,204
      Market Value.......       --              --                    --                    --               --
    Putnam VT
     International Growth
     Fund
      Shares 205,962
      Cost $3,354,253
      Market Value.......    $2,558,048         --                    --                    --               --
    Putnam VT
     International Growth
     and Income Fund
      Shares 19,439
      Cost $230,681
      Market Value.......       --             $ 189,728              --                    --               --
    Putnam VT
     International New
     Opportunities Fund
      Shares 11,895
      Cost $270,042
      Market Value.......       --              --                    $ 116,574             --               --
    Putnam VT Investors
     Fund
      Shares 49,958
      Cost $565,853
      Market Value.......       --              --                    --                  $ 465,108          --
    Putnam VT Money
     Market Fund
      Shares 678,279
      Cost $678,279
      Market Value.......       --              --                    --                    --              $ 678,279
  Due from Hartford Life
   Insurance Company.....        22,583         --                    --                    --                  8,075
  Receivable from fund
   shares sold...........       --              --                    --                    --               --
  Other assets...........       --              --                           27             --                     73
                             ----------        ---------              ---------           ---------         ---------
  Total Assets...........     2,580,631          189,728                116,601             465,108           686,427
                             ----------        ---------              ---------           ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --                    --                    --               --
  Payable for fund shares
   purchased.............        22,583         --                    --                    --                  8,075
  Other liabilities......             9                2              --                          4          --
                             ----------        ---------              ---------           ---------         ---------
  Total Liabilities......        22,592                2              --                          4             8,075
                             ----------        ---------              ---------           ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........    $2,558,039        $ 189,726              $ 116,601           $ 465,104         $ 678,352
                             ==========        =========              =========           =========         =========
  Units Owned by
   Participants..........       226,490           19,389                 13,413              51,987           452,727
  Unit Values............    $11.294275        $9.785153              $8.693232           $8.946510         $1.498367

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 496,747
      Cost $11,181,324
      Market Value.......      $8,280,779           --
    Putnam VT New Value
     Fund
      Shares 93,245
      Cost $1,171,789
      Market Value.......        --              $1,256,012
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 60,557
      Cost $990,466
      Market Value.......        --                 --
    Putnam VT Utilities
     Growth-Income Fund
      Shares 77,339
      Cost $1,233,100
      Market Value.......        --                 --
    Putnam VT Vista Fund
      Shares 33,872
      Cost $715,205
      Market Value.......        --                 --
    Putnam VT Voyager
     Fund
      Shares 586,328
      Cost $22,733,244
      Market Value.......        --                 --
  Due from Hartford Life
   Insurance Company.....             890           162,081
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                 --
                               ----------        ----------
  Total Assets...........       8,281,669         1,418,093
                               ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............             890           162,081
  Other liabilities......           1,004                 1
                               ----------        ----------
  Total Liabilities......           1,894           162,082
                               ----------        ----------
  Net Assets (variable
   life contract
   liabilities)..........      $8,279,775        $1,256,011
                               ==========        ==========
  Units Owned by
   Participants..........         415,456            93,014
  Unit Values............      $19.929373        $13.503535

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               PUTNAM VT         PUTNAM VT
                            OTC & EMERGING       UTILITIES       PUTNAM VT    PUTNAM VT
                              GROWTH FUND      GROWTH-INCOME    VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT     FUND SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 496,747
      Cost $11,181,324
      Market Value.......       --                 --               --           --
    Putnam VT New Value
     Fund
      Shares 93,245
      Cost $1,171,789
      Market Value.......       --                 --               --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 60,557
      Cost $990,466
      Market Value.......      $ 364,552           --               --           --
    Putnam VT Utilities
     Growth-Income Fund
      Shares 77,339
      Cost $1,233,100
      Market Value.......       --               $1,003,090         --           --
    Putnam VT Vista Fund
      Shares 33,872
      Cost $715,205
      Market Value.......       --                 --           $  385,808       --
    Putnam VT Voyager
     Fund
      Shares 586,328
      Cost $22,733,244
      Market Value.......       --                 --               --       $16,839,343
  Due from Hartford Life
   Insurance Company.....       --                   30,254          8,075       --
  Receivable from fund
   shares sold...........       --                 --               --           --
  Other assets...........       --                       44         --             1,159
                               ---------         ----------     ----------   -----------
  Total Assets...........        364,552          1,033,388        393,883    16,840,502
                               ---------         ----------     ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --               --           --
  Payable for fund shares
   purchased.............       --                   30,254          8,075       --
  Other liabilities......              3           --                    7       --
                               ---------         ----------     ----------   -----------
  Total Liabilities......              3             30,254          8,082       --
                               ---------         ----------     ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........      $ 364,549         $1,003,134     $  385,801   $16,840,502
                               =========         ==========     ==========   ===========
  Units Owned by
   Participants..........         56,043             50,945         37,178       567,866
  Unit Values............      $6.504819         $19.690377     $10.377065   $ 29.655765

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                            SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 4,951
      Cost $73,046
      Market Value.......    $  66,245           --
    American Funds Global
     Small Capitalization
     Fund
      Shares 2,898
      Cost $35,403
      Market Value.......      --               $  33,274
    American Funds
     Growth-Income Fund
      Shares 33,526
      Cost $1,024,521
      Market Value.......      --                --
    American Funds Growth
     Fund
      Shares 13,324
      Cost $657,459
      Market Value.......      --                --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 30,393
      Cost $45,749
      Market Value.......      --                --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 87,064
      Cost $41,755
      Market Value.......      --                --
  Due from Hartford Life
   Insurance Company.....      --                --
  Receivable from fund
   shares sold...........      --                --
  Other assets...........      --                --
                             ---------          ---------
  Total Assets...........       66,245             33,274
                             ---------          ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                --
  Payable for fund shares
   purchased.............      --                --
  Other liabilities......      --                --
                             ---------          ---------
  Total Liabilities......      --                --
                             ---------          ---------
  Net Assets (variable
   life contract
   liabilities)..........    $  66,245          $  33,274
                             =========          =========
  Units Owned by
   Participants..........       79,737             38,235
  Unit Values............    $0.830793          $0.870271

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
      Shares 4,951
      Cost $73,046
      Market Value.......       --             --              --               --
    American Funds Global
     Small Capitalization
     Fund
      Shares 2,898
      Cost $35,403
      Market Value.......       --             --              --               --
    American Funds
     Growth-Income Fund
      Shares 33,526
      Cost $1,024,521
      Market Value.......    $1,058,763        --              --               --
    American Funds Growth
     Fund
      Shares 13,324
      Cost $657,459
      Market Value.......       --           $ 587,316         --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 30,393
      Cost $45,749
      Market Value.......       --             --            $  43,856          --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 87,064
      Cost $41,755
      Market Value.......       --             --              --              $  42,812
  Due from Hartford Life
   Insurance Company.....         3,652          3,652         --               --
  Receivable from fund
   shares sold...........       --             --              --               --
  Other assets...........       --                   2         --               --
                             ----------      ---------       ---------         ---------
  Total Assets...........     1,062,415        590,970          43,856            42,812
                             ----------      ---------       ---------         ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --              --               --
  Payable for fund shares
   purchased.............         3,652          3,652         --               --
  Other liabilities......             3        --              --               --
                             ----------      ---------       ---------         ---------
  Total Liabilities......         3,655          3,652         --               --
                             ----------      ---------       ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........    $1,058,760      $ 587,318       $  43,856         $  42,812
                             ==========      =========       =========         =========
  Units Owned by
   Participants..........     1,055,572        741,450          51,695            58,077
  Unit Values............    $ 1.003020      $0.792121       $0.848373         $0.737165

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             HARTFORD
                             HARTFORD     STOCK HLS FUND
                           BOND HLS FUND   SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $281,539      $   147,554
                             --------      -----------
CAPITAL GAINS INCOME.....      --            1,581,433
                             --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      69,178         (373,487)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     136,768       (4,311,174)
                             --------      -----------
    Net gain (loss) on
     investments.........     205,946       (4,684,661)
                             --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $487,485      $(2,955,674)
                             ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............    $238,215       $   345,738          $   163,968             $17,032         $   159,907
                             --------       -----------          -----------             -------         -----------
CAPITAL GAINS INCOME.....          70           592,419            7,140,983            --                   323,985
                             --------       -----------          -----------             -------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               (12,042)             (76,260)             (1,085)            (19,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,496,180)          (9,118,917)              7,861          (2,970,997)
                             --------       -----------          -----------             -------         -----------
    Net gain (loss) on
     investments.........      --            (1,508,222)          (9,195,177)              6,776          (2,990,779)
                             --------       -----------          -----------             -------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $238,285       $  (570,065)         $(1,890,226)            $23,808         $(2,506,887)
                             ========       ===========          ===========             =======         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $     6,292          $  169,383
                                -----------          ----------
CAPITAL GAINS INCOME.....           702,000             681,856
                                -----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (5,439)               (849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,810,718)         (1,259,624)
                                -----------          ----------
    Net gain (loss) on
     investments.........        (1,816,157)         (1,260,473)
                                -----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,107,865)         $ (409,234)
                                ===========          ==========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $    706
                              --------          --------
CAPITAL GAINS INCOME.....       13,273             3,579
                              --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (10,422)              (51)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (29,072)           (4,691)
                              --------          --------
  Net gain (loss) on
   investments...........      (39,494)           (4,742)
                              --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $(26,221)         $   (457)
                              ========          ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $  --        $   167,381    $  190,472      $  85,662
                             ---------     ---------    -----------    ----------      ---------
CAPITAL GAINS INCOME.....      126,969       211,021        470,262       301,069         32,123
                             ---------     ---------    -----------    ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,822       (30,136)       (12,953)     (106,612)       (10,936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (333,664)     (206,195)    (1,134,775)   (1,257,912)      (197,771)
                             ---------     ---------    -----------    ----------      ---------
  Net gain (loss) on
   investments...........     (325,842)     (236,331)    (1,147,728)   (1,364,524)      (208,707)
                             ---------     ---------    -----------    ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $(198,873)    $ (25,310)   $  (510,085)   $ (872,983)     $ (90,922)
                             =========     =========    ===========    ==========      =========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $ 38,739
                            ---------     --------
CAPITAL GAINS INCOME.....      34,306       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,355)       1,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (66,974)     (19,467)
                            ---------     --------
  Net gain (loss) on
   investments...........     (69,329)     (17,835)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (35,023)    $ 20,904
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                               PUTNAM VT         PUTNAM VT       PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL       GROWTH AND    PUTNAM VT HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND    INCOME FUND    SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 2,853          $  44,641      $   --         $   267,825       $    162
                                -------          ---------      -----------    -----------       --------
CAPITAL GAINS INCOME.....       --                 420,469        1,542,549        186,960        --
                                -------          ---------      -----------    -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,060)           (10,374)         (35,517)       (30,855)        (3,477)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (2,188)          (814,440)      (3,790,685)    (1,483,793)       (74,104)
                                -------          ---------      -----------    -----------       --------
  Net gain (loss) on
   investments...........        (4,248)          (824,814)      (3,826,202)    (1,514,648)       (77,581)
                                -------          ---------      -----------    -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,395)         $(359,704)     $(2,283,653)   $(1,059,863)      $(77,419)
                                =======          =========      ===========    ===========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $410,042       $161,055
                              --------       --------
CAPITAL GAINS INCOME.....      --              --
                              --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............       (4,889)         9,465
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (299,224)         6,967
                              --------       --------
Net gain (loss) on
 investments.............     (304,113)        16,432
                              --------       --------
Net increase (decrease)
 in net assets resulting
 from operations.........     $105,929       $177,487
                              ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                             PUTNAM VT         PUTNAM VT              PUTNAM VT
                           INTERNATIONAL  INTERNATIONAL GROWTH      INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND     AND INCOME FUND     NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------------  ----------------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $   8,847          $  1,082              -$-                 $     479          $11,179
                             ---------          --------               --------           ---------          -------
CAPITAL GAINS INCOME.....      276,958             5,921              --                    --               --
                             ---------          --------               --------           ---------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............       (8,798)              202                (59,405)            (31,334)         --
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (839,989)          (35,423)                (3,379)           (124,682)         --
                             ---------          --------               --------           ---------          -------
Net gain (loss) on
 investments.............     (848,787)          (35,221)               (62,784)           (156,016)         --
                             ---------          --------               --------           ---------          -------
Net increase (decrease)
 in net assets resulting
 from operations.........    $(562,982)         $(28,218)              $(62,784)          $(155,537)         $11,179
                             =========          ========               ========           =========          =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT NEW       PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  --               $  8,869
                              -----------         --------
CAPITAL GAINS INCOME.....       1,853,053           23,862
                              -----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (12,846)         (27,540)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,577,872)             620
                              -----------         --------
  Net gain (loss) on
   investments...........      (5,590,718)         (26,920)
                              -----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $(3,737,665)        $  5,811
                              ===========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                PUTNAM VT           PUTNAM VT
                                  OTC &             UTILITIES       PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND   GROWTH-INCOME    VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       FUND SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............       $--                 $  36,586       $  --       $    20,992
                                ---------           ---------       ---------   -----------
CAPITAL GAINS INCOME.....        --                    61,898          50,704     4,285,432
                                ---------           ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (26,238)            (22,777)        (15,609)       (2,997)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (212,583)           (379,412)       (222,417)   (9,126,573)
                                ---------           ---------       ---------   -----------
  Net gain (loss) on
   investments...........        (238,821)           (402,189)       (238,026)   (9,129,570)
                                ---------           ---------       ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $(238,821)          $(303,705)      $(187,322)  $(4,823,146)
                                =========           =========       =========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $     363          $     95
                             ---------          --------
CAPITAL GAINS INCOME.....        4,454               757
                             ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           61               147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,801)           (2,129)
                             ---------          --------
  Net gain (loss) on
   investments...........       (6,740)           (1,982)
                             ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $  (1,923)         $ (1,130)
                             =========          ========

** Amounts represent from
 inception, January 16,
 2001 to December 31,
 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 5,145        $   1,215      $       253       $ --
                              -------        ---------      -----------       ----------
CAPITAL GAINS INCOME.....      28,855           69,512              174         --
                              -------        ---------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         131              (56)             148           (5,350)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      34,241          (70,143)          (1,893)           1,057
                              -------        ---------      -----------       ----------
  Net gain (loss) on
   investments...........      34,372          (70,199)          (1,745)          (4,293)
                              -------        ---------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $68,372        $     528      $    (1,318)      $   (4,293)
                              =======        =========      ===========       ==========

** Amounts represent from
 inception, January 16,
 2001 to December 31,
 2001

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $  281,539     $   147,554
  Capital gains income...      --            1,581,433
  Net realized gain
   (loss) on security
   transactions..........       69,178        (373,487)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      136,768      (4,311,174)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      487,485      (2,955,674)
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      428,796       2,271,654
  Net transfers..........     (598,229)     (2,035,142)
  Surrenders for benefit
   payments and fees.....      (87,017)       (454,163)
  Net loan activity......      (30,030)         12,510
  Cost of insurance......     (318,098)     (1,059,685)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (604,578)     (1,264,826)
                            ----------     -----------
  Net increase (decrease)
   in net assets.........     (117,093)     (4,220,500)
NET ASSETS:
  Beginning of period....    6,449,961      22,608,337
                            ----------     -----------
  End of period..........   $6,332,868     $18,387,837
                            ==========     ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $    34,347    $   155,158
  Capital gains income...       --           2,572,715
  Net realized gain
   (loss) on security
   transactions..........        31,906          2,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       710,290     (4,335,178)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       776,543     (1,605,154)
                            -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       545,256      2,569,544
  Net transfers..........    (1,530,154)     1,621,873
  Surrenders for benefit
   payments and fees.....      (265,560)      (860,710)
  Net loan activity......         2,251        (10,400)
  Cost of insurance......      (218,109)      (823,320)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,466,316)     2,496,987
                            -----------    -----------
  Net increase (decrease)
   in net assets.........      (689,773)       891,833
NET ASSETS:
  Beginning of period....     7,139,734     21,716,504
                            -----------    -----------
  End of period..........   $ 6,449,961    $22,608,337
                            ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   238,215      $   345,738          $   163,968            $ 17,032         $   159,907
  Capital gains income...           70          592,419            7,140,983            --                   323,985
  Net realized gain
   (loss) on security
   transactions..........      --               (12,042)             (76,260)             (1,085)            (19,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,496,180)          (9,118,917)              7,861          (2,970,997)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      238,285         (570,065)          (1,890,226)             23,808          (2,506,887)
                           -----------      -----------          -----------            --------         -----------
UNIT TRANSACTIONS:
  Purchases..............    5,267,798        1,645,623            2,420,925              67,199           1,688,970
  Net transfers..........   (1,012,193)         370,026               32,437             265,959            (235,204)
  Surrenders for benefit
   payments and fees.....   (1,495,051)        (325,597)            (624,263)            (14,532)           (264,794)
  Net loan activity......      (91,776)         (27,795)            (138,349)                708             (25,529)
  Cost of insurance......     (346,828)        (932,267)          (1,491,162)            (31,003)           (831,419)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,321,950          729,990              199,588             288,331             332,024
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets.........    2,560,235          159,925           (1,690,638)            312,139          (2,174,863)
NET ASSETS:
  Beginning of period....    5,726,100       12,110,298           26,250,532             253,064          20,084,150
                           -----------      -----------          -----------            --------         -----------
  End of period..........  $ 8,286,335      $12,270,223          $24,559,894            $565,203         $17,909,287
                           ===========      ===========          ===========            ========         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $     6,292          $   169,383
  Capital gains income...           702,000              681,856
  Net realized gain
   (loss) on security
   transactions..........            (5,439)                (849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,810,718)          (1,259,624)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,107,865)            (409,234)
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           628,014            1,236,097
  Net transfers..........           163,106              783,468
  Surrenders for benefit
   payments and fees.....          (209,378)            (304,482)
  Net loan activity......            15,467              (16,845)
  Cost of insurance......          (239,024)            (597,682)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           358,185            1,100,556
                                -----------          -----------
  Net increase (decrease)
   in net assets.........          (749,680)             691,322
NET ASSETS:
  Beginning of period....         5,873,088           10,444,408
                                -----------          -----------
  End of period..........       $ 5,123,408          $11,135,730
                                ===========          ===========

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   310,109      $    98,496          $   170,082            $   1,561        $   163,897
  Capital gains income...         (139)       1,027,707            3,439,570             --                  211,235
  Net realized gain
   (loss) on security
   transactions..........      --                (3,546)              (8,388)              (4,206)           (25,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,210,074)            (723,181)              26,285         (2,468,015)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      309,970          (87,417)           2,878,083               23,640         (2,118,854)
                           -----------      -----------          -----------            ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............    7,019,278        1,818,004            2,481,301               79,670          1,749,807
  Net transfers..........   (5,978,679)         624,879            1,410,231             (157,282)          (758,915)
  Surrenders for benefit
   payments and fees.....     (229,083)        (314,649)          (1,059,649)             (13,722)          (472,619)
  Net loan activity......         (298)          10,965              (14,668)                (666)            (8,294)
  Cost of insurance......     (403,530)        (657,609)          (1,045,856)             (12,124)          (635,768)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      407,688        1,481,590            1,771,359             (104,124)          (125,789)
                           -----------      -----------          -----------            ---------        -----------
  Net increase (decrease)
   in net assets.........      717,658        1,394,173            4,649,442              (80,484)        (2,244,643)
NET ASSETS:
  Beginning of period....    5,008,442       10,716,125           21,601,090              333,548         22,328,793
                           -----------      -----------          -----------            ---------        -----------
  End of period..........  $ 5,726,100      $12,110,298          $26,250,532            $ 253,064        $20,084,150
                           ===========      ===========          ===========            =========        ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $    84,462          $   162,700
  Capital gains income...           600,005              897,780
  Net realized gain
   (loss) on security
   transactions..........             2,898               10,536
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,687,821)             (39,204)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,000,456)           1,031,812
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           613,043            1,232,429
  Net transfers..........         1,066,324              (73,158)
  Surrenders for benefit
   payments and fees.....          (249,993)            (450,644)
  Net loan activity......            (9,212)             (15,577)
  Cost of insurance......          (191,647)            (411,057)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,228,515              281,993
                                -----------          -----------
  Net increase (decrease)
   in net assets.........           228,059            1,313,805
NET ASSETS:
  Beginning of period....         5,645,029            9,130,603
                                -----------          -----------
  End of period..........       $ 5,873,088          $10,444,408
                                ===========          ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $  389,916     $   148,629
  Capital gains income...       27,919       1,376,125
  Net realized gain
   (loss) on security
   transactions..........         (217)         (1,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (528,300)      1,855,342
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (110,682)      3,379,059
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      906,756       2,808,097
  Net transfers..........    3,046,307         985,523
  Surrenders for benefit
   payments and fees.....      (72,647)       (408,643)
  Net loan activity......         (580)        113,577
  Cost of insurance......     (178,194)       (730,808)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,701,642       2,767,746
                            ----------     -----------
  Net increase (decrease)
   in net assets.........    3,590,960       6,146,805
NET ASSETS:
  Beginning of period....    3,548,774      15,569,699
                            ----------     -----------
  End of period..........   $7,139,734     $21,716,504
                            ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD                             HARTFORD              HARTFORD
                           MONEY MARKET      HARTFORD              CAPITAL              MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND  APPRECIATION HLS FUND  SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  ---------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   270,522      $   223,535          $    64,817            $ 18,656         $   204,111
  Capital gains income...          138          710,073              982,513            --                   242,973
  Net realized gain
   (loss) on security
   transactions..........      --                (2,197)              46,004                (164)             (8,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                32,325            4,620,392             (14,413)          2,990,567
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      270,660          963,736            5,713,726               4,079           3,428,662
                           -----------      -----------          -----------            --------         -----------
UNIT TRANSACTIONS:
  Purchases..............    5,256,362        1,915,900            2,681,591             176,753           5,504,772
  Net transfers..........   (5,594,076)         635,438             (289,293)            (29,483)            842,727
  Surrenders for benefit
   payments and fees.....     (332,938)        (349,009)            (473,077)            (12,808)           (300,584)
  Net loan activity......       (1,129)           9,903               21,822            --                    37,126
  Cost of insurance......     (410,504)        (544,241)            (771,602)            (37,402)           (596,819)
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,082,285)       1,667,991            1,169,441              97,060           5,487,222
                           -----------      -----------          -----------            --------         -----------
  Net increase (decrease)
   in net assets.........     (811,625)       2,631,727            6,883,167             101,139           8,915,884
NET ASSETS:
  Beginning of period....    5,820,067        8,084,398           14,717,923             232,409          13,412,909
                           -----------      -----------          -----------            --------         -----------
  End of period..........  $ 5,008,442      $10,716,125          $21,601,090            $333,548         $22,328,793
                           ===========      ===========          ===========            ========         ===========

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $    54,978          $  147,722
  Capital gains income...         --                    342,313
  Net realized gain
   (loss) on security
   transactions..........           237,802              32,258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         1,473,851             (30,149)
                                -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,766,631             492,144
                                -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............           677,267           1,433,200
  Net transfers..........        (1,859,466)           (565,534)
  Surrenders for benefit
   payments and fees.....          (121,807)           (285,404)
  Net loan activity......            26,015              26,838
  Cost of insurance......          (219,619)           (453,821)
                                -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,497,610)            155,279
                                -----------          ----------
  Net increase (decrease)
   in net assets.........           269,021             647,423
NET ASSETS:
  Beginning of period....         5,376,008           8,483,180
                                -----------          ----------
  End of period..........       $ 5,645,029          $9,130,603
                                ===========          ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT*
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $--                $   706
  Capital gains income...       13,273             3,579
  Net realized gain
   (loss) on security
   transactions..........      (10,422)              (51)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (29,072)           (4,691)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (26,221)             (457)
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............       78,934               690
  Net transfers..........      (89,370)           99,867
  Surrenders for benefit
   payments and fees.....       (9,841)           (3,981)
  Net loan activity......      --                --
  Cost of insurance......      (22,916)           (3,212)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (43,193)           93,364
                              --------           -------
  Net increase (decrease)
   in net assets.........      (69,414)           92,907
NET ASSETS:
  Beginning of period....      354,942             3,613
                              --------           -------
  End of period..........     $285,528           $96,520
                              ========           =======

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $  1,293           $   206
  Capital gains income...        5,566               222
  Net realized gain
   (loss) on security
   transactions..........       (1,217)               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (26,842)             (657)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (21,200)             (232)
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............       44,486               690
  Net transfers..........      202,157             1,927
  Surrenders for benefit
   payments and fees.....      (25,759)             (595)
  Net loan activity......      --                --
  Cost of insurance......      (13,289)              (61)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      207,595             1,961
                              --------           -------
  Net increase (decrease)
   in net assets.........      186,395             1,729
NET ASSETS:
  Beginning of period....      168,547             1,884
                              --------           -------
  End of period..........     $354,942           $ 3,613
                              ========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   167,381   $   190,472      $   85,662
  Capital gains income...      126,969       211,021        470,262       301,069          32,123
  Net realized gain
   (loss) on security
   transactions..........        7,822       (30,136)       (12,953)     (106,612)        (10,936)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (333,664)     (206,195)    (1,134,775)   (1,257,912)       (197,771)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (198,873)      (25,310)      (510,085)     (872,983)        (90,922)
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      222,728       303,834        912,114       280,246         205,859
  Net transfers..........    1,149,609       565,235         (2,135)     (419,018)        (21,468)
  Surrenders for benefit
   payments and fees.....      (45,023)      (47,335)      (217,064)      (25,510)        (22,185)
  Net loan activity......         (606)         (148)       (58,992)          (18)        (28,411)
  Cost of insurance......     (104,839)     (124,609)      (541,592)     (149,065)       (139,404)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,221,869       696,977         92,331      (313,365)         (5,609)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........    1,022,996       671,667       (417,754)   (1,186,348)        (96,531)
NET ASSETS:
  Beginning of period....      935,213     1,570,205     10,159,735     4,082,489       2,066,124
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $1,958,209    $2,241,872    $ 9,741,981   $ 2,896,141      $1,969,593
                            ==========    ==========    ===========   ===========      ==========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   181,507   $    66,972      $   62,391
  Capital gains income...      126,600        38,846        683,816       421,740         146,990
  Net realized gain
   (loss) on security
   transactions..........      (15,316)       (9,865)      (197,652)       (6,944)          1,366
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (275,921)       65,763        (55,046)   (1,443,524)       (292,009)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (164,637)       94,744        612,625      (961,756)        (81,262)
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      152,166        84,546      1,040,799       322,505         322,188
  Net transfers..........      350,709     1,254,072     (1,659,434)      200,081          14,524
  Surrenders for benefit
   payments and fees.....     (112,241)      (84,809)      (310,553)     (201,591)        (38,620)
  Net loan activity......      --             --            (11,350)            6        --
  Cost of insurance......      (62,319)      (49,674)      (349,593)     (120,986)        (95,632)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      328,315     1,204,135     (1,290,131)      200,015         202,460
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........      163,678     1,298,879       (677,506)     (761,741)        121,198
NET ASSETS:
  Beginning of period....      771,535       271,326     10,837,241     4,844,230       1,944,926
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $  935,213    $1,570,205    $10,159,735   $ 4,082,489      $2,066,124
                            ==========    ==========    ===========   ===========      ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                              HARTFORD          HARTFORD
                             GROWTH AND          GLOBAL
                           INCOME HLS FUND  ADVISERS HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $    462           $    55
  Capital gains income...        1,064           --
  Net realized gain
   (loss) on security
   transactions..........           51                90
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       19,702               303
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       21,279               448
                              --------           -------
UNIT TRANSACTIONS:
  Purchases..............        8,474           --
  Net transfers..........      143,243             2,134
  Surrenders for benefit
   payments and fees.....       (3,898)           (1,686)
  Net loan activity......      --                --
  Cost of insurance......       (2,157)              (19)
                              --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      145,662               429
                              --------           -------
  Net increase (decrease)
   in net assets.........      166,941               877
NET ASSETS:
  Beginning of period....        1,606             1,007
                              --------           -------
  End of period..........     $168,547           $ 1,884
                              ========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................    $ --          $ --         $   135,354    $   55,675      $   49,346
  Capital gains income...         924        12,242         299,204        89,799          62,505
  Net realized gain
   (loss) on security
   transactions..........      (1,319)        2,552          (5,697)      163,510             110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     199,277        53,093         134,510     1,066,662          70,100
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     198,882        67,887         563,371     1,375,646         182,061
                             --------      --------     -----------    ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     130,785        26,831       1,305,399       434,002         397,109
  Net transfers..........     407,361       190,145         669,108      (532,883)         51,243
  Surrenders for benefit
   payments and fees.....      (2,001)       (7,597)       (217,417)      (99,612)        (78,051)
  Net loan activity......      --            --              (1,401)       19,098        --
  Cost of insurance......     (20,448)       (7,044)       (400,372)     (113,429)        (80,468)
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     515,697       202,335       1,355,317      (292,824)        289,833
                             --------      --------     -----------    ----------      ----------
  Net increase (decrease)
   in net assets.........     714,579       270,222       1,918,688     1,082,822         471,894
NET ASSETS:
  Beginning of period....      56,956         1,104       8,918,553     3,761,408       1,473,032
                             --------      --------     -----------    ----------      ----------
  End of period..........    $771,535      $271,326     $10,837,241    $4,844,230      $1,944,926
                             ========      ========     ===========    ==========      ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --         $  38,739
  Capital gains income...      34,306        --
  Net realized gain
   (loss) on security
   transactions..........      (2,355)        1,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (66,974)      (19,467)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (35,023)       20,904
                            ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............      22,318       125,623
  Net transfers..........      (7,314)      124,584
  Surrenders for benefit
   payments and fees.....      (7,214)      (68,161)
  Net loan activity......      --             1,417
  Cost of insurance......      (7,352)      (54,000)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         438       129,463
                            ---------     ---------
  Net increase (decrease)
   in net assets.........     (34,585)      150,367
NET ASSETS:
  Beginning of period....     137,098       540,276
                            ---------     ---------
  End of period..........   $ 102,513     $ 690,643
                            =========     =========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  12,316     $  35,542
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (33,603)         (128)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (107,706)      (35,735)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (128,993)         (321)
                            ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............      18,491       131,828
  Net transfers..........      69,540        32,278
  Surrenders for benefit
   payments and fees.....      (5,583)      (14,576)
  Net loan activity......      --            (1,220)
  Cost of insurance......     (12,122)      (29,354)
                            ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      70,326       118,956
                            ---------     ---------
  Net increase (decrease)
   in net assets.........     (58,667)      118,635
NET ASSETS:
  Beginning of period....     195,765       421,641
                            ---------     ---------
  End of period..........   $ 137,098     $ 540,276
                            =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  2,853      $   44,641      $   --         $   267,825     $    162
  Capital gains income...     --             420,469        1,542,549        186,960       --
  Net realized gain
   (loss) on security
   transactions..........     (2,060)        (10,374)         (35,517)       (30,855)      (3,477)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,188)       (814,440)      (3,790,685)    (1,483,793)     (74,104)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,395)       (359,704)      (2,283,653)    (1,059,863)     (77,419)
                            --------      ----------      -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     28,072         223,326          953,082      2,192,327       77,573
  Net transfers..........     73,025        (305,607)        (436,174)       (93,757)      35,780
  Surrenders for benefit
   payments and fees.....     (1,475)        (67,688)        (221,230)      (490,497)      (5,301)
  Net loan activity......     --             --               (31,515)       (12,190)         (85)
  Cost of insurance......    (16,137)       (158,161)        (330,611)    (1,056,471)     (28,319)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     83,485        (308,130)         (66,448)       539,412       79,648
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     82,090        (667,834)      (2,350,101)      (520,451)       2,229
NET ASSETS:
  Beginning of period....     94,816       4,241,967        7,535,523     16,476,857      388,461
                            --------      ----------      -----------    -----------     --------
  End of period..........   $176,906      $3,574,133      $ 5,185,422    $15,956,406     $390,690
                            ========      ==========      ===========    ===========     ========

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ --          $   70,991      $    75,911    $   239,607     $ --
  Capital gains income...     --             370,753        1,891,825      1,128,130       --
  Net realized gain
   (loss) on security
   transactions..........         92          (3,036)        (348,565)        10,016           53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,758        (647,218)      (5,080,721)      (119,963)      52,581
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      7,850        (208,510)      (3,461,550)     1,257,790       52,634
                            --------      ----------      -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     18,766         284,137        1,176,901      2,303,015       28,456
  Net transfers..........     55,547         217,491       (1,447,614)     1,520,204      248,296
  Surrenders for benefit
   payments and fees.....    (28,878)        (70,517)        (508,952)      (424,686)     (12,493)
  Net loan activity......     --                  (6)          (1,681)       (14,544)        (164)
  Cost of insurance......     (2,081)       (120,807)        (374,921)      (680,500)      (6,843)
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     43,354         310,298       (1,156,267)     2,703,489      257,252
                            --------      ----------      -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     51,204         101,788       (4,617,817)     3,961,279      309,886
NET ASSETS:
  Beginning of period....     43,612       4,140,179       12,153,340     12,515,578       78,575
                            --------      ----------      -----------    -----------     --------
  End of period..........   $ 94,816      $4,241,967      $ 7,535,523    $16,476,857     $388,461
                            ========      ==========      ===========    ===========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --         $ 22,458
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         449           48
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      54,681      (15,631)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      55,130        6,875
                             --------     --------
UNIT TRANSACTIONS:
  Purchases..............      24,427      179,265
  Net transfers..........     118,773      (49,985)
  Surrenders for benefit
   payments and fees.....      (2,565)     (16,582)
  Net loan activity......      --           --
  Cost of insurance......      (1,069)     (22,843)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     139,566       89,855
                             --------     --------
  Net increase (decrease)
   in net assets.........     194,696       96,730
NET ASSETS:
  Beginning of period....       1,069      324,911
                             --------     --------
  End of period..........    $195,765     $421,641
                             ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           THE GEORGE      PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           PUTNAM FUND   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            OF BOSTON   ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  1,001      $   71,013      $    29,989    $   168,362      $   125
  Capital gains income...         41         199,267          624,480        840,162       --
  Net realized gain
   (loss) on security
   transactions..........          2           2,237           10,150        (33,683)        (382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,442)        161,213        4,049,316       (833,418)      (3,071)
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (398)        433,730        4,713,935        141,423       (3,328)
                            --------      ----------      -----------    -----------      -------
UNIT TRANSACTIONS:
  Purchases..............     11,255         314,949        1,301,509      2,424,542        9,089
  Net transfers..........     21,592         (39,079)        (121,599)      (363,554)      10,606
  Surrenders for benefit
   payments and fees.....     (2,658)        (56,245)        (286,077)      (378,131)      (2,828)
  Net loan activity......     --                 (14)          (1,865)       (24,549)      (8,505)
  Cost of insurance......       (423)       (105,067)        (322,725)      (620,162)      (1,870)
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     29,766         114,544          569,243      1,038,146        6,492
                            --------      ----------      -----------    -----------      -------
  Net increase (decrease)
   in net assets.........     29,368         548,274        5,283,178      1,179,569        3,164
NET ASSETS:
  Beginning of period....     14,244       3,591,905        6,870,162     11,336,009       75,411
                            --------      ----------      -----------    -----------      -------
  End of period..........   $ 43,612      $4,140,179      $12,153,340    $12,515,578      $78,575
                            ========      ==========      ===========    ===========      =======

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  410,042     $  161,055
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........        (4,889)         9,465
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (299,224)         6,967
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       105,929        177,487
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       457,963        272,568
  Net transfers..........      (193,914)      (205,690)
  Surrenders for benefit
   payments and fees.....       (58,739)      (147,306)
  Net loan activity......           163         37,369
  Cost of insurance......      (177,187)      (154,361)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        28,286       (197,420)
                             ----------     ----------
  Net increase (decrease)
   in net assets.........       134,215        (19,933)
NET ASSETS:
  Beginning of period....     2,826,856      2,241,509
                             ----------     ----------
  End of period..........    $2,961,071     $2,221,576
                             ==========     ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  460,172     $  154,348
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........      (100,745)        (5,979)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (662,654)        25,462
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (303,227)       173,831
                             ----------     ----------
UNIT TRANSACTIONS:
Purchases................       522,343        335,886
Net transfers............      (947,200)      (295,207)
Surrenders for benefit
 payments and fees.......      (112,863)      (186,784)
Net loan activity........          (573)        (3,914)
Cost of insurance........      (143,551)      (107,908)
                             ----------     ----------
Net increase (decrease)
 in net assets resulting
 from unit
 transactions............      (681,844)      (257,927)
                             ----------     ----------
Net increase (decrease)
 in net assets...........      (985,071)       (84,096)
NET ASSETS:
  Beginning of period....     3,811,927      2,325,605
                             ----------     ----------
  End of period..........    $2,826,856     $2,241,509
                             ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $    8,847      $  1,082           $                   $    479         $ 11,179
  Capital gains income...       276,958         5,921          --                    --               --
  Net realized gain
   (loss) on security
   transactions..........        (8,798)          202            (59,405)            (31,334)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (839,989)      (35,423)            (3,379)           (124,682)         --
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (562,982)      (28,218)           (62,784)           (155,537)          11,179
                             ----------      --------           --------            --------         --------
UNIT TRANSACTIONS:
  Purchases..............       230,296        28,742             48,991             105,873          142,979
  Net transfers..........       868,237       115,388            (79,783)            (65,764)         330,497
  Surrenders for benefit
   payments and fees.....       (51,545)       (2,974)            (8,510)             (9,236)         (29,578)
  Net loan activity......          (796)      --               --                        (61)             940
  Cost of insurance......      (106,475)      (11,795)           (19,321)            (29,902)         (22,191)
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       939,717       129,361            (58,623)                910          422,647
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets.........       376,735       101,143           (121,407)           (154,627)         433,826
NET ASSETS:
  Beginning of period....     2,181,304        88,583            238,008             619,731          244,526
                             ----------      --------           --------            --------         --------
  End of period..........    $2,558,039      $189,726           $116,601            $465,104         $678,352
                             ==========      ========           ========            ========         ========

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   11,179      $  3,053           $    145            $--              $ 13,213
  Capital gains income...        48,486         6,693             13,573             --               --
  Net realized gain
   (loss) on security
   transactions..........          (393)       (1,306)               (88)              3,255          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (103,070)       (7,666)          (163,175)           (136,869)         --
                             ----------      --------           --------            --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (43,798)          774           (149,545)           (133,614)          13,213
                             ----------      --------           --------            --------         --------
UNIT TRANSACTIONS:
Purchases................        70,579        16,105             45,217              73,088          187,154
Net transfers............     1,766,746        53,626            280,889              32,364         (273,922)
Surrenders for benefit
 payments and fees.......       (24,953)       (2,526)           (27,974)            (14,655)          (5,060)
Net loan activity........        (2,047)      --               --                       (146)         --
Cost of insurance........       (33,275)       (5,384)           (16,701)            (29,734)          (9,189)
                             ----------      --------           --------            --------         --------
Net increase (decrease)
 in net assets resulting
 from unit
 transactions............     1,777,050        61,821            281,431              60,917         (101,017)
                             ----------      --------           --------            --------         --------
Net increase (decrease)
 in net assets...........     1,733,252        62,595            131,886             (72,697)         (87,804)
NET ASSETS:
  Beginning of period....       448,052        25,988            106,122             692,428          332,330
                             ----------      --------           --------            --------         --------
  End of period..........    $2,181,304      $ 88,583           $238,008            $619,731         $244,526
                             ==========      ========           ========            ========         ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  241,157      $  141,863
  Capital gains income...       --               42,324
  Net realized gain
   (loss) on security
   transactions..........         1,475         (12,893)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (96,976)       (221,917)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       145,656         (50,623)
UNIT TRANSACTIONS:
  Purchases..............       723,890         463,993
  Net transfers..........     1,056,399        (441,576)
  Surrenders for benefit
   payments and fees.....       (80,333)        (43,311)
  Net loan activity......           (93)         66,816
  Cost of insurance......      (124,382)       (179,232)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,575,481        (133,310)
  Net increase (decrease)
   in net assets.........     1,721,137        (183,933)
NET ASSETS:
  Beginning of period....     2,090,790       2,509,538
                             ----------      ----------
  End of period..........    $3,811,927      $2,325,605
                             ==========      ==========

  * Formerly Putnam U.S. Government and High Quality Sub-Account. Change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT         PUTNAM VT
                            GROWTH FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND  MONEY MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................     $--            $--                $      1            $--              $  16,902
  Capital gains income...      --             --               --                    --               --
  Net realized gain
   (loss) on security
   transactions..........          254         2,632                  57                 (78)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      146,577          (715)             12,844             140,714          --
                              --------       -------            --------            --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      146,831         1,917              12,902             140,636            16,902
UNIT TRANSACTIONS:
  Purchases..............       17,892         9,252               4,815              28,819           235,220
  Net transfers..........      293,024        (8,372)             81,822             428,229          (283,112)
  Surrenders for benefit
   payments and fees.....       (5,128)       (1,616)              3,487              (6,953)           (7,691)
  Net loan activity......       (1,909)       --               --                     (8,548)         --
  Cost of insurance......       (8,009)         (928)               (480)            (12,574)          (17,144)
                              --------       -------            --------            --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      295,870        (1,664)             89,644             428,973           (72,727)
  Net increase (decrease)
   in net assets.........      442,701           253             102,546             569,609           (55,825)
NET ASSETS:
  Beginning of period....        5,351        25,735               3,576             122,819           388,155
                              --------       -------            --------            --------         ---------
  End of period..........     $448,052       $25,988            $106,122            $692,428         $ 332,330
                              ========       =======            ========            ========         =========

  * Formerly Putnam U.S. Government and High Quality Sub-Account. Change effective on April 9, 1999.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $    8,869
  Capital gains income...        1,853,053           23,862
  Net realized gain
   (loss) on security
   transactions..........          (12,846)         (27,540)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,577,872)             620
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,737,665)           5,811
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,372,198           88,139
  Net transfers..........         (957,989)         470,330
  Surrenders for benefit
   payments and fees.....         (329,915)          (6,115)
  Net loan activity......          (72,260)         (18,931)
  Cost of insurance......         (539,614)         (66,307)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (527,580)         467,116
                              ------------       ----------
  Net increase (decrease)
   in net assets.........       (4,265,245)         472,927
NET ASSETS:
  Beginning of period....       12,545,020          783,084
                              ------------       ----------
  End of period..........     $  8,279,775       $1,256,011
                              ============       ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $    4,289
  Capital gains income...        1,304,356           15,191
  Net realized gain
   (loss) on security
   transactions..........           (5,644)             122
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,718,400)          84,229
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,419,688)         103,831
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,443,937           31,676
  Net transfers..........          534,093          400,464
  Surrenders for benefit
   payments and fees.....         (676,274)          (7,528)
  Net loan activity......            7,442          --
  Cost of insurance......         (597,241)         (18,091)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          711,957          406,521
                              ------------       ----------
  Net increase (decrease)
   in net assets.........       (3,707,731)         510,352
NET ASSETS:
  Beginning of period....       16,252,751          272,732
                              ------------       ----------
  End of period..........     $ 12,545,020       $  783,084
                              ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   36,586    $  --       $    20,992
  Capital gains income...        --                  61,898       50,704     4,285,432
  Net realized gain
   (loss) on security
   transactions..........         (26,238)          (22,777)     (15,609)       (2,997)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (212,583)         (379,412)    (222,417)   (9,126,573)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (238,821)         (303,705)    (187,322)   (4,823,146)
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............         131,057           163,414      101,862     2,059,357
  Net transfers..........          52,087            13,871      (34,531)     (438,199)
  Surrenders for benefit
   payments and fees.....         (11,404)          (71,523)      (5,981)     (590,193)
  Net loan activity......        --                  --           --          (134,790)
  Cost of insurance......         (29,897)          (95,233)     (32,358)     (966,231)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         141,843            10,529       28,992       (70,056)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         (96,978)         (293,176)    (158,330)   (4,893,202)
NET ASSETS:
  Beginning of period....         461,527         1,296,310      544,131    21,733,704
                                ---------        ----------    ---------   -----------
  End of period..........       $ 364,549        $1,003,134    $ 385,801   $16,840,502
                                =========        ==========    =========   ===========

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   40,997    $  --       $     7,767
  Capital gains income...           6,665            72,373        1,850     3,295,557
  Net realized gain
   (loss) on security
   transactions..........         (16,649)             (672)     (16,180)      (84,355)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (503,268)           82,510     (112,581)   (7,526,532)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (513,252)          195,208     (126,911)   (4,307,563)
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............          81,677           181,085       59,250     2,325,120
  Net transfers..........         680,993          (172,811)     668,213       (11,643)
  Surrenders for benefit
   payments and fees.....         (18,428)          (42,892)     (74,260)     (795,722)
  Net loan activity......        --                      (5)      --           (16,600)
  Cost of insurance......         (25,379)          (60,856)     (12,529)     (872,513)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         718,863           (95,479)     640,674       628,642
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         205,611            99,729      513,763    (3,678,921)
NET ASSETS:
  Beginning of period....         255,916         1,196,581       30,368    25,412,625
                                ---------        ----------    ---------   -----------
  End of period..........       $ 461,527        $1,296,310    $ 544,131   $21,733,704
                                =========        ==========    =========   ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                               PUTNAM VT
                                  NEW            PUTNAM VT
                           OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................     $  --              $  --
  Capital gains income...          127,960               48
  Net realized gain
   (loss) on security
   transactions..........            8,119              (50)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,351,649             (997)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,487,728             (999)
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,631,913           25,445
  Net transfers..........           83,908          250,987
  Surrenders for benefit
   payments and fees.....         (332,858)          (2,892)
  Net loan activity......          (57,806)
  Cost of insurance......         (446,062)          (2,735)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          879,095          270,805
                              ------------       ----------
  Net increase (decrease)
   in net assets.........        7,366,823          269,806
NET ASSETS:
  Beginning of period....        8,885,928            2,926
                              ------------       ----------
  End of period..........     $ 16,252,751       $  272,732
                              ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                  PUTNAM VT
                                PUTNAM VT         UTILITIES
                                  OTC &            GROWTH-     PUTNAM VT    PUTNAM VT
                           EMERGING GROWTH FUND  INCOME FUND  VISTA FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................       $--              $   29,351    $  --       $    16,812
  Capital gains income...             669            30,824        2,322     1,348,226
  Net realized gain
   (loss) on security
   transactions..........           3,794            (1,167)         242       (36,877)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          85,875           (67,896)       4,571     7,727,928
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          90,338            (8,888)       7,135     9,056,089
                                ---------        ----------    ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............           1,058           233,952        6,440     2,360,763
  Net transfers..........         153,855            26,751       13,830       672,345
  Surrenders for benefit
   payments and fees.....          (3,558)          (27,357)      (2,301)     (442,195)
  Net loan activity......        --                     (14)                   (45,856)
  Cost of insurance......          (1,247)          (58,839)         (96)     (639,283)
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         150,108           174,493       17,873     1,905,774
                                ---------        ----------    ---------   -----------
  Net increase (decrease)
   in net assets.........         240,446           165,605       25,008    10,961,863
NET ASSETS:
  Beginning of period....          15,470         1,030,976        5,360    14,450,762
                                ---------        ----------    ---------   -----------
  End of period..........       $ 255,916        $1,196,581    $  30,368   $25,412,625
                                =========        ==========    =========   ===========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS    AMERICAN FUNDS
                               GLOBAL         GLOBAL SMALL
                            GROWTH FUND    CAPITALIZATION FUND
                           SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  -------------------
OPERATIONS:
  Net investment
   income................   $        363       $       95
  Capital gains income...          4,454              757
  Net realized gain
   (loss) on security
   transactions..........             61              147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (6,801)          (2,129)
                            ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (1,923)          (1,130)
                            ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............         15,723         --
  Net transfers..........         56,049           36,022
  Surrenders for benefit
   payments and fees.....            (79)             (18)
  Net loan activity......       --                   (687)
  Cost of insurance......         (3,525)            (913)
                            ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         68,168           34,404
                            ------------       ----------
  Net increase (decrease)
   in net assets.........         66,245           33,274
NET ASSETS:
  Beginning of period....       --               --
                            ------------       ----------
  End of period..........   $     66,245       $   33,274
                            ============       ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           AMERICAN FUNDS                     HARTFORD         HARTFORD
                           GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                                FUND        GROWTH FUND       HLS FUND         HLS FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $    5,145      $    1,215      $     253        $  --
  Capital gains income...        28,855          69,512            174           --
  Net realized gain
   (loss) on security
   transactions..........           131             (56)           148             (5,350)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        34,241         (70,143)        (1,893)             1,057
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        68,372             528         (1,318)            (4,293)
                             ----------      ----------      ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............        45,800          56,934          4,431           --
  Net transfers..........       978,536         559,528         42,799             48,520
  Surrenders for benefit
   payments and fees.....        (2,719)         (1,019)             1               (418)
  Net loan activity......          (493)         (1,828)        (1,000)          --
  Cost of insurance......       (30,736)        (26,825)        (1,057)              (997)
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       990,388         586,790         45,174             47,105
                             ----------      ----------      ---------        -----------
  Net increase (decrease)
   in net assets.........     1,058,760         587,318         43,856             42,812
NET ASSETS:
  Beginning of period....       --              --             --                --
                             ----------      ----------      ---------        -----------
  End of period..........    $1,058,760      $  587,318      $  43,856        $    42,812
                             ==========      ==========      =========        ===========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-48 ____________________________________

 4.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
HL Separate Account VL II
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   3,575,248    1.771309     6,332,868      --        4.71%        8.68%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   5,996,456    3.066451    18,387,837      --        0.72%      (12.23)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
        Hartford Money
         Market HLS
         Fund, Inc.
    2001 Lowest contract
     charges.............   5,496,718    1.507506     8,286,335      --        3.60%        3.87%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   4,830,074    2.540380    12,270,223      --        2.86%       (4.64)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   6,874,573    3.572570    24,559,894      --        0.64%       (6.94)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     326,119    1.733120       565,203      --        4.17%        7.50%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   6,296,682    2.844242    17,909,287      --        0.86%      (12.31)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   3,200,254    1.600938     5,123,408      --        0.12%      (18.73)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............   4,268,131    2.609041    11,135,730      --        1.58%       (4.04)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............     234,620    1.216983       285,528      --       --           (8.02)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      88,865    1.086141        96,520      --        1.15%       (6.25)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............   1,484,164    1.319402     1,958,209      --       --          (14.92)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   1,106,917    2.025330     2,241,872      --       --           (3.62)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP
   Equity-Income
   Portfolio
    2001 Lowest contract
     charges.............   4,538,187    2.146668     9,741,981      --        1.68%       (4.96)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP Overseas
   Portfolio
    2001 Lowest contract
     charges.............   2,082,364    1.390795     2,896,141      --        5.43%      (21.17)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Fidelity VIP II Asset
   Manager Portfolio
    2001 Lowest contract
     charges.............   1,098,649    1.792741     1,969,593      --        4.21%       (4.09)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............      10,871    9.429624       102,513      --       --          (23.76)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............      51,117   13.510984       690,643      --        6.66%        3.82%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............      15,137   11.687147       176,906      --        1.36%        0.74%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............     176,366   20.265402     3,574,133      --        1.15%       (8.35)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............     269,345   19.251979     5,185,422      --       --          (29.66)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............     606,768   26.297364    15,956,406      --        1.66%       (6.16)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............      32,308   12.092641       390,690      --        0.05%      (19.53)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............     188,722   15.690083     2,961,071      --       13.56%        3.87%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............     132,824   16.725709     2,221,576      --        6.51%        7.53%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-50 ____________________________________

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............     226,490   11.294275     2,558,039      --        0.35%      (20.41)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............      19,389    9.785153       189,726      --        0.69%      (20.67)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............      13,413    8.693232       116,601      --       --          (28.52)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............      51,987    8.946510       465,104      --        0.10%      (24.61)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............     452,727    1.498367       678,352      --        3.34%        4.00%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT New
   Opportunities
    2001 Lowest contract
     charges.............     415,456   19.929373     8,279,775      --       --          (29.99)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............      93,014   13.503535     1,256,011      --        0.79%        3.61%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............      56,043    6.504819       364,549      --       --          (45.57)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Utilities
   Growth & Income Fund
    2001 Lowest contract
     charges.............      50,945   19.690377     1,003,134      --        3.11%      (22.15)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............      37,178   10.377065       385,801      --       --          (33.40)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............     567,866   29.655765    16,840,502      --       --          (22.24)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Global
   Growth Fund
    2001 Lowest contract
     charges.............      79,737    0.830793        66,245      --        0.91%      (16.92)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Global
   Small Capitalization
   Fund
    2001 Lowest contract
     charges.............      38,235    0.870271        33,274      --        0.60%      (12.97)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  American Funds
   Growth-Income Fund
    2001 Lowest contract
     charges.............   1,055,572    1.003020     1,058,760      --        1.24%        0.30%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  American Funds Growth
   Fund
    2001 Lowest contract
     charges.............     741,450    0.792121       587,318      --        0.45%      (20.79)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      51,695    0.848373        43,856      --        1.11%      (15.16)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............      58,077    0.737165        42,812      --       --          (26.28)%
        Highest contract
         charges.........      --          --           --           --       --           --
        Remaining
         contract
         charges.........      --          --           --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation that would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-52 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------